Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	2015	2016	2017
	NIS
Issued and paid at January 1	1,005,845	1,006,046	1,006,046
Exercise of share options	201	-	4,400

Issued and paid at December 31	1,006,046	1,006,046	1,010,446